Changes in Capital Accounts, Series A and Series B Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended		12 Months Ended
	Mar. 03, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Jul. 18, 2022	Jun. 01, 2022
Registered Direct Offering [Abstract]
Common stock, par value (in dollars per share)		$ 0.01			$ 0.01		$ 0.01
Number of shares of common stock that can be purchased with each warrant (in shares)						1	1
Fair value of warrants' liability		$ 25			$ 27
Proceeds from exercise of Series B warrants		$ 0	$ 157
Series A Warrants [Member]
Registered Direct Offering [Abstract]
Alternative cashless exercise of warrants (in shares)				3,597,100
Warrants outstanding (in shares)		14,300	14,300		14,300
Fair value of warrants' liability		$ 25			$ 27
Series B Warrants [Member]
Registered Direct Offering [Abstract]
Alternative cashless exercise of warrants (in shares)			70,000
Warrants outstanding (in shares)		4,097,000	4,097,000		4,097,000
Proceeds from exercise of Series B warrants			$ 157
Registered Direct Offering [Member]
Registered Direct Offering [Abstract]
Shares issued (in shares)	5,556,000
Common stock, par value (in dollars per share)	$ 0.01
Number of shares of common stock that can be purchased with each warrant (in shares)	1
Exercise price of warrant (in dollars per share)	$ 2.25
Expiration period of warrant		5 years
Registered Direct Offering [Member] | Series A Warrants [Member]
Registered Direct Offering [Abstract]
Number of shares of common stock that can be purchased with warrants (in shares)	3,611,400
Registered Direct Offering [Member] | Series B Warrants [Member]
Registered Direct Offering [Abstract]
Number of shares of common stock that can be purchased with warrants (in shares)	4,167,000